Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC.	May 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 614
Expense Example, with Redemption, 3 Years	815
Expense Example, with Redemption, 5 Years	1,033
Expense Example, with Redemption, 10 Years	1,658
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	270
Expense Example, with Redemption, 3 Years	545
Expense Example, with Redemption, 5 Years	946
Expense Example, with Redemption, 10 Years	1,860
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	405
Expense Example, with Redemption, 10 Years	$ 912